Mortgage-Backed Debt and Related Collateral (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Mortgage-Backed Debt Issued by Consolidated Residual and Non-Residual Trusts

Provided in the table below is information regarding the mortgage-backed debt issued by the consolidated Residual and Non-Residual Trusts (dollars in thousands):

	December 31, 2013	Weighted- Average Stated Interest Rate(1)	December 31, 2012	Weighted- Average Stated Interest Rate(1)
Mortgage-backed debt at amortized cost (unpaid principal balance of $1,204,539 and $1,316,988 at December 31, 2013 and 2012, respectively)	$1,203,084	6.68%	$1,315,442	6.72%
Mortgage-backed debt at fair value (unpaid principal balance of $735,379 and $825,200 at December 31, 2013 and 2012, respectively)	684,778	5.85%	757,286	5.72%

Total mortgage-backed debt	$1,887,862	6.37%	$2,072,728	6.33%

(1)	Represents the weighted-average stated interest rate, which may be different from the effective rate due to the amortization of discounts and issuance costs.

Summary of Collateral for Mortgage-Backed Debt

The following table summarizes the collateral for mortgage-backed debt (in thousands):

	December 31,
	2013	2012
Residential loans of securitization trusts, principal balance	$2,248,467	$2,458,678
Receivables related to Non-Residual Trusts	43,545	53,975
Real estate owned, net	42,298	43,115
Restricted cash and cash equivalents	58,081	58,253

Total mortgage-backed debt collateral	$2,392,391	$2,614,021